Expense Example - FidelitySAIHighIncomeFund-PRO - FidelitySAIHighIncomeFund-PRO - Fidelity SAI High Income Fund - Fidelity SAI High Income Fund	Nov. 08, 2023 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859